SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH
SHORT-TERM BANK BORROWINGS AND RESTRICTED CASH

11. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2019	2020
	RMB	RMB
East West Bank loan	48,910,799	—
Bank of China loan	20,000,000	20,000,000
SPD Silicon Valley Bank loan	120,000,000	160,000,000
Bank of Ningbo loan	28,483,333	—

Short-term bank borrowings	217,394,132	180,000,000

In December 2015 and March 2016, Jiangsu Xiaoniu Diandong Technology Co., Ltd. (“Jiangsu Xiaoniu”), a subsidiary of Beijing Niudian, entered into two line-of-credit agreements with East West Bank that provided a one-year term revolving credit facility up to RMB100,000,000, in aggregate with interest rate of 2.8% per annum. All drawdowns were due within one year from the drawdown date. To collateralize these lines of credits, the Company and Niu Technologies Group Limited, a subsidiary of the Company incorporated in Hong Kong S.A.R., made deposits of US$16,000,000 (equivalent to RMB103,674,877) in aggregate at East West Bank. The Group can apply for withdrawing the restricted cash when borrowing drawdowns are repaid. As of December 31, 2018, the line-of-credit agreements were subsequently amended several times, related to (i) increase the interest rate to 4.75% per annum and (ii) extend the maturity date to April 15, 2020. In October and November 2019, RMB35,930,480 and RMB52,933,631 of the loans were repaid, respectively, and the relative restricted cash was released. In November 2019, Jiangsu Xiaoniu applied a new drawdown of RMB37,796,907 with an interest rate of 4.2% per annum. On April 15, 2020, Jiangsu Xiaoniu repaid all the loans and the restricted cash was released accordingly. As of December 31, 2019 and 2020, total outstanding balances of these loans were RMB48,910,799 and nil, respectively. Total outstanding balances of restricted cash were equivalent to RMB56,525,358 and nil, respectively.

In August 2017, Jiangsu Xiaoniu entered into a short-term bank borrowing agreement with Bank of China (the “2017 BOC Loan”) that provides a six-month RMB10,000,000 loan bearing interest at 4.5675% per annum. Mr. Yi’nan Li, the founder and a board member of the Company until June 8, 2018, Mr. Changlong Sheng, a shareholder of the Company, Beijing Niudian and its subsidiary Shanghai Niudian Trading Co., Ltd., and Jiangsu Xiaoniu’s subsidiary Changzhou Niudian International Trading Co., Ltd. (“Changzhou Niudian”) provided joint liability guaranties for the loan. On February 5, 2018, Jiangsu Xiaoniu fully repaid the 2017 BOC Loan. On February 8, 2018, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest rate at 4.5675% per annum, from Bank of China (the “2018 BOC Loan”). The guaranties for this loan are as same as the 2017 BOC Loan. The loan was fully repaid by Jiangsu Xiaoniu in December 2018. In December 2018, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 4.5675% per annum, from Bank of China (the “2019 BOC Loan”). The guarantees for this loan are the same as for the previous loan in February 2018. The 2019 BOC Loan was fully repaid by Jiangsu Xiaoniu in December 2019. On December 12, 2019, Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 4.5675% per annum, from Bank of China. Beijing Niudian and Changzhou Niudian provided joint liability guaranties for the loan. On July 20, 2020, the loan was fully repaid and Jiangsu Xiaoniu obtained a new one-year short-term bank borrowing of RMB20,000,000, which bears interest at a rate of 3.85% per annum, from Bank of China. As of December 31, 2020, the outstanding balance of the loan was RMB20,000,000.

In November 2017, Jiangsu Xiaoniu entered into a line-of-credit agreement with SPD Silicon Valley Bank that provides a one-year term credit facility of up to RMB60,000,000. The interest rate of the loan was at standard rate published by People’s Bank of China. To collateralize this line of credit, the Company made deposits of US$10,000,000 (equivalent to RMB66,288,600) at the bank which remained restricted until February 7, 2019. In November 2018, the line-of-credit agreement was amended to extend the maturity date to March 15, 2019. In March 2019, the maturity date of the line-of-credit agreement was extended to June 12, 2019, as well as the corresponding restricted cash. On June 12, 2019, Jiangsu Xiaoniu repaid the loan and the restricted cash was released.

On June 12, 2019, Jiangsu Xiaoniu, Beijing Niudian and Changzhou Niudian jointly entered into a facility agreement with SPD Silicon Valley Bank that provided a credit facility of up to RMB120,000,000 with tenor period of twelve months. The interest rate for each drawdown was at base interest rate of People’s Bank of China. On June 12, 2019, Jiangsu Xiaoniu and Changzhou Niudian obtained loans from SPD Silicon Valley Bank in amounts of RMB60,000,000 and RMB60,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB132,000,000 at the bank. In June 2020, Jiangsu Xiaoniu entered into an amendment agreement to (i) change the facility amount up to RMB160,000,000 and (ii) change the cash security to equivalent amount of RMB176,000,000 at the time of drawdown. In June 2020, Jiangsu Xiaoniu and Changzhou Niudian fully repaid the loans and the restricted cash was released. In June 2020, Jiangsu Xiaoniu and Changzhou Niudian obtained new loans from SPD Silicon Valley Bank under the amendment agreement in amounts of RMB80,000,000 and RMB80,000,000, respectively. The Company provided cash security with US dollar deposit equivalent to RMB176,000,000 at the bank in June 2020. As of December 31, 2020, the balance of the drawdown under this facility was RMB160,000,000. As of December 31, 2019 and 2020, total outstanding balances of these loans were RMB120,000,000 and RMB160,000,000, respectively. Total outstanding balances of restricted cash were equivalent to RMB135,130,713 and RMB168,469,077, respectively.

On January 23, 2019, Beijing Niudian entered into an agreement with Bank of Ningbo who provided a one-year short-term bank borrowing of RMB28,483,333 bearing interest at 5.32% per annum. To collateralize this borrowing, Niudian Information deposited RMB30,000,000 in Bank of Ningbo as collateral. As of December 31, 2019, outstanding balances of the borrowing and the restricted cash were RMB28,483,333 and RMB30,000,000, respectively. On January 22, 2020, Beijing Niudian repaid the borrowing and the restricted cash was released.